12. AUTO LOAN	12 Months Ended
Dec. 31, 2018
Notes Payable [Abstract]
AUTO LOAN
12.	AUTO LOAN

In October 2015, the Company purchased a new vehicle and financed the purchase through a dealer auto loan. The loan has a term of 60 months, requires minimum monthly payments of approximately $950, and bears interest at a rate of 5.99 percent. As of December 31, 2017, the loan has a short-term portion of $9,862 and a long-term portion of $20,620. As of December 31, 2018, the loan has a short-term portion of $10,520 and a long-term portion of $9,277.